RELATED PARTIES TRANSACTIONS (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Prepaid management fees	$ 0	$ 55,573
Convertible promissory notes payable	11,961	287,802
Director [Member]
Disclosure of transactions between related parties [line items]
Consulting fees for services	$ 12,900	$ 11,296	$ 6,699